Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments required under operating leases	The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Remaining six months of fiscal 2022	565
2023	1,025
2024	755
2025	775
2026	775
Thereafter	1,455

$5,350

The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Years Ending January 31,
2022	$1,303
2023	1,036
2024	755
2025	775
2026	797
Thereafter	658

$5,324